Prospectus Supplement                                       75937 9/01
dated September 17, 2001 to:
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PUTNAM OTC & EMERGING GROWTH FUND (the "fund")
Prospectuses dated November 30, 2000

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                 Since     Experience
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Roland Gillis           2001      1995 - Present    Putnam Management
Managing Director
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Michael Mufson          1996      1993 - Present    Putnam Management
Managing Director
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Steve L. Kirson         1996      1998 - Present    Putnam Management
Senior Vice President
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